Financial instruments-Risk management and fair value - Summary of Foreign Currency Risk Exposure (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 613,313	$ 206,375	$ 122,424	$ 211,081
Other assets	43,823	49,275
Liabilities
Other liabilities	1,270	1,403
U.S. dollars
ASSETS
Cash and cash equivalents	12,213	15,858
Accounts receivable, net	72,842	108,767
Other assets	17,035	25,707
Total assets	102,090	150,332
Liabilities
Accounts payable	23,234	53,393
Taxes payable	60,285	38,157
Other liabilities	12,375	16,543
Total liabilities	95,894	108,093
Net position	$ 6,196	$ 42,239